Statements of Cash Flows	12 Months Ended
Dec. 31, 2020 USD ($)
Cash flows from operating activities
Net loss	$ (7,826,008)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	2,262,093
Amortization of debt discount	551,752
Loss on issuance of debt	53,541
Loss on extinguishment of debt	23,284
Change in fair value warrant liability	1,569,383
Change in fair value of derivative	4,496
Non-cash contribution from TardiMed	50,757
Changes in assets and liabilities:
Accounts payable	305,071
Accounts payable - related party	87,478
Accrued expenses	511,624
Accrued interest	57,707
Net cash used in operating activities	(2,348,822)
Cash flows from financing activities
Contribution from TardiMed	470,000
Proceeds from notes payable	2,927,500
Third party investor contributions	50,000
Net cash provided by financing activities	3,447,500
Net increase in cash	1,098,678
Cash, beginning of period	24,947
Cash, end of period	1,123,625
Non-cash financing activities:
Deemed dividend - beneficial conversion feature on preferred stock	1,452,422
Conversion of preferred units to preferred stock	1,341,183
Beneficial conversion feature in connection with notes payable	462,920
Accrued preferred unit and stock dividend	$ 19,442